BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2024
Background and Basis of Presentation [Abstract]
BACKGROUND AND BASIS OF PRESENTATION
1. BACKGROUND AND BASIS OF PREPARATION

Background

Ferrari is among the world’s leading luxury brands. The activities of Ferrari N.V. (herein referred to as “Ferrari” or the “Company” and together with its subsidiaries the “Group”) are focused on the design, engineering, production and sale of luxury performance sports cars. The cars are designed, engineered and produced in Maranello and Modena, Italy and sold in approximately 60 markets worldwide through a network of 180 authorized dealers operating 200 points of sale. The Ferrari brand is licensed to a selected number of producers and retailers of luxury and lifestyle goods, with Ferrari branded merchandise also sold through a network of 15 Ferrari-owned directly operated stores and 2 franchised stores (as of December 31, 2024), as well as on Ferrari’s website. To facilitate the sale of new and pre-owned cars, the Group provides various forms of financing to clients, as well as to dealers in certain territories, directly or through cooperation or other agreements with financial institutions. Ferrari also participates in the Formula 1 World Championship through its team Scuderia Ferrari and the World Endurance Championship through its Ferrari endurance teams. Ferrari’s racing activities are a core element of Ferrari marketing and promotional activities, as well as an important source of innovation to support the technological advancement of Ferrari’s product portfolio.

Basis of preparation

Authorization of consolidated financial statements and compliance with International Financial Reporting Standards

These consolidated financial statements of Ferrari N.V. were authorized for issuance by the Board of Directors on February 20, 2025.

The consolidated financial statements have been prepared in accordance with the IFRS® Accounting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”) as well as IFRS Accounting Standards as adopted by the European Union (references to IFRS Accounting Standards refer to both IFRS Accounting Standards as issued by the IASB and IFRS Accounting Standards as adopted by the European Union, unless specified otherwise). There is no effect on these consolidated financial statements resulting from differences between IFRS Accounting Standards as issued by IASB and IFRS Accounting Standards as adopted by the European Union. The designation IFRS Accounting Standards also includes International Accounting Standards (“IAS® Standards”) as well as the interpretations of the International Financial Reporting Interpretations Committee (“IFRIC® Interpretations’” and “SIC® Interpretations”).

The consolidated financial statements are prepared on a going concern basis and applying the historical cost method, modified as required by IFRS Accounting Standards for the measurement of certain financial instruments, which are generally measured at fair value.

The Group’s presentation currency is the Euro, which is also the functional currency of the Company, and unless otherwise stated amounts are presented in thousands of Euro.